Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Schedule of cash and cash equivalents
	At June 30 2022	At December 31 2021
	£’000	£’000
Cash at bank available on demand	310,634	181,818
Cash held in short-term deposit accounts	90,564	10,811
Total cash and cash equivalents	401,198	192,629